Warrant Liabilities	6 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

10 — WARRANT LIABILITIES

In connection with convertible notes (Note 9), the Company issued Purchase Warrants to the Holder to purchase up to 74,451 Class A ordinary shares , 79,599 Class A ordinary shares and 160,020 Class A ordinary shares, respectively, in the First Closing of First Tranche, Second Closing of First Tranche and Third Closing of First Tranche. Each of the Purchase Warrants will mature on the fifth anniversary since its issuance.

The Purchase Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Purchase Warrants. The exercise prices of the Purchase Warrants are subject to adjustments in the events of i) share splits and combinations, ii) ordinary share dividends and distributions, iii) reclassifications, exchanges, substitutions, and iv) issuance of Class A ordinary shares, issuance of options, issuance of convertible stocks, change in option price or rate of conversion and issuance of units. If at any time after 90 days after the Initial Exercise Date there is no effective registration statement registering the Purchase Warrant Shares, or the prospectus contained therein is not available for the issuance of the Purchase Warrant Shares to the Holder, then this Purchase Warrant may also be exercised, in whole or in part, at such time by means of a “cashless exercise”.

On December 16, 2024, the Company entered into a waiver agreement (the “Waiver Agreement”) with the Holder in connection with the Share Subscription Facility. Pursuant to the Waiver Agreement, in connection with the Share Subscription Facility, the Holder agreed to waive its rights arising under the Securities Purchase Agreement and the Note in connection with the Share Subscription Facility.

The above mentioned Waiver Warrant triggered the adjustments of exercise prices for Purchase Warrants issued in the three closings of First Tranche. The Company adjusted the Purchase Warrants to the Holder to purchase up to 124,597 Class A ordinary shares , 126,424 Class A ordinary shares and 184,788 Class A ordinary shares , respectively, in the First Closing of First Tranche, Second Closing of First Tranche and Third Closing of First Tranche. The exercise price was decreased to $2.8144 for all Purchase Warrants.

As the Purchase Warrants are not indexed to the Company’s stock according to ASC 815, therefore, the Purchase Warrants are classified as liability. The Company accounted for warrant liability with fair value changes charged to the account of “changes in fair value of warrant liabilities” on the condensed consolidated statements of operations and comprehensive loss.

On issuance dates, the Company recognized the Purchase Warrants at fair value of $106,000, $120,000 and $149,000, respectively. For the six months ended December 31, 2024, the Company recognized gain on fair value change of warrant liabilities aggregating $196,000.

The fair value of Purchase Warrant was estimated using Black-Scholes model. The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	First Closing	Second Closing	Third Closing
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024
Risk-free rate	3.62%	4.00%	4.37%
Estimated volatility rate	43.79%	43.88%	44.39%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	3.87	3.86	2.53
Exercise price	4.71	4.47	3.25
Fair value of Purchase Warrant in USD	106,000	120,000	149,000

Balance sheet date	On December 31, 2024
	First Closing	Second Closing	Third Closing
Risk-free rate	4.56%	4.57%	4.58%
Estimated volatility rate	42.38%	42.61%	44.78%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	1.57	1.57	1.57
Exercise price	2.81	2.81	2.81
Fair value of Purchase Warrant in USD	51,000	48,000	80,000

In connection with the preparation of this unaudited interim condensed consolidated financial statements for the six months ended December 31, 2024, the Management corrected the errors relating to the convertible notes and warrants issued to the Investor mentioned in Note 9. The warrants were incorrectly accounted for and reported as equity in the Form 6-K that was filed on April 15, 2025, which should be reclassified as warrant liabilities. The error as of December 31, 2024 and for the six months ended December 31, 2024 is revised as below in the unaudited condensed consolidated balance sheet and unaudited condensed consolidated statements of operations and comprehensive loss.

Unaudited Condensed Consolidated Balance Sheet

	As of December 31, 2024
	As Originally
	Reported	Adjustment	As Adjusted
	RMB	RMB	RMB
Convertible notes	6,888,414	(436,073)	6,452,341
Warrant liabilities	—	1,239,814	1,239,814
Total Current Liabilities	234,214,852	803,741	235,018,593
Total Liabilities	241,403,183	803,741	242,206,924
Additional paid-in capital	207,528,841	(1,701,018)	205,827,823
Accumulated deficit	(133,356,964)	871,115	(132,485,849)
Accumulated other comprehensive loss	(619,179)	26,162	(593,017)
Total Shareholders’ Equity	73,575,206	(803,741)	72,771,465

Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss

	For the six months ended December 31, 2024
	As Originally
	Reported	Adjustment	As Adjusted
	RMB	RMB	RMB
Interest expense, net	(1,423,313)	(182,661)	(1,605,974)
Gain on fair value change of warrant liabilities	—	1,430,663	1,430,663
Loss on settlement of convertible notes	(4,061,543)	(376,887)	(4,438,430)
Total other expenses, net	(4,228,811)	871,115	(3,357,696)
(Loss) Income Before Income Taxes	(424,473)	871,115	446,642
Net Loss	(1,515,720)	871,115	(644,605)
Foreign currency translation adjustments	(390,307)	26,162	(364,145)
Comprehensive loss	(1,906,027)	897,277	(1,008,750)
Loss per share
Basic	(0.05)	0.03	(0.02)
Diluted	(0.05)	0.03	(0.02)